Schedule of Property, Plant and Equipment and Right of Use Assets (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Beginning balance	₪ 105,244
Ending balance	102,812	₪ 105,244
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	26,528
Ending balance	22,045	26,528
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	159,706	137,643
Disposals	(197)	(5,217)
Acquisitions as part of business combination	85	10,200
Additions during the year	14,743	17,080
Ending balance	174,337	159,706
Gross carrying amount [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	43,588	36,035
Disposals	(128)	(3,483)
Acquisitions as part of business combination		4,303
Additions during the year	810	6,733
Ending balance	44,270	43,588
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	54,462	40,170
Disposals		(1,079)
Additions during the year	17,148	15,371
Ending balance	71,525	54,462
Impairment loss	(85)
Accumulated depreciation, amortisation and impairment [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	17,060	12,062
Disposals	(85)	(705)
Additions during the year	5,250	5,703
Ending balance	22,225	17,060
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	3,658
Ending balance	2,986	3,658
Computer equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	7,148	7,602
Disposals	(62)	(707)
Acquisitions as part of business combination	8
Additions during the year	144	253
Ending balance	7,238	7,148
Computer equipment [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	3,490	2,980
Disposals		(203)
Additions during the year	762	713
Ending balance	4,252	3,490
Machinery [member]
IfrsStatementLineItems [Line Items]
Beginning balance	9,659
Ending balance	10,456	9,659
Machinery [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	17,681	15,807
Disposals
Acquisitions as part of business combination	77	1,248
Additions during the year	3,000	626
Ending balance	20,758	17,681
Machinery [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	8,022	5,803
Disposals
Additions during the year	2,280	2,219
Ending balance	10,302	8,022
Buildings [member]
IfrsStatementLineItems [Line Items]
Beginning balance	65,399
Ending balance	67,325	65,399
Buildings [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	91,289	78,199
Disposals	(7)	(1,027)
Acquisitions as part of business combination		4,649
Additions during the year	10,789	9,468
Ending balance	102,071	91,289
Buildings [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	25,890	19,325
Disposals		(171)
Additions during the year	8,856	6,736
Ending balance	₪ 34,746	₪ 25,890